VIA EDGAR

January 10, 2019

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:

Gator Series Trust (“Trust”) (Registration Nos.: 333-186059 and 811-22794) on behalf of the Gator Focus Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders to be held with respect to a proposed amendment to the fundamental investment restriction regarding concentration for the Fund.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/  Jeffrey T. Skinner

Jeffrey T. Skinner

cc:

Derek Pilecki, President

Gator Series Trust

100 S. Ashley Dr., Ste. 895

Tampa, FL 33602

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